Lessee Accounting	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lessee Accounting
19.	Lessee Accounting
Lease costs are included in cost of sales or selling general and administrative expense in accompanying consolidated statements of income. Supplemental income statement information is
as follows:

	Year ended December 31

	2022	2021	2020
	(Millions of yen)
Operating lease cost	45,109	39,699	40,053
Short-term lease cost	15,566	13,961	14,245
Other lease cost	219	71	120

Total	60,894	53,731	54,418

Operating lease cash flow
Supplemental cash flow information is as follows.

	Year ended December 31

	2022	2021	2020
	(Millions of yen)
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	42,178	39,879	36,733

Noncash activity – Rights of use assets obtained in exchange for lease liabilities
Operating leases	56,854	21,588	30,700

Maturity Analysis
The following is a schedule by year of the future minimum lease payments under operating leases at December 31, 2022.

(Millions of yen)
Year ending December 31:
2023	35,535
2024	26,718
2025	20,058
2026	13,704
2027	9,645
Thereafter	17,949

Total future minimum lease payments	123,609
Less Imputed Interest	(4,997)

118,612

Remaining lease term and discount rate
The following is remaining lease term and discount rate under operating leases at December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
Weighted-average remaining lease term	54 months	54 months

Weighted-average discount rate	2.5%	2.1%